Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,497,471	$ 2,166,798
Less accumulated amortization on:
Accumulated amortization of intangible assets	1,206,013	964,594
Less accumulated impairment on:
Intangible assets, net	1,291,458	1,202,204
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	165,283	167,761
Less accumulated amortization on:
Accumulated amortization of intangible assets	83,317	69,407
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	787,492	720,750
Less accumulated amortization on:
Accumulated amortization of intangible assets	472,791	371,555
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,505,839	1,243,030
Less accumulated amortization on:
Accumulated amortization of intangible assets	624,756	505,732
Computer Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	38,857	35,257
Less accumulated amortization on:
Accumulated amortization of intangible assets	$ 25,149	$ 17,900